Significant Accounting Policies (Details Narrative) - Applied Digital Cloud Corporation [Member] $ in Thousands	9 Months Ended				10 Months Ended	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 USD ($) Segment	Feb. 28, 2025 USD ($) Segment	Mar. 31, 2026 USD ($)	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2025 USD ($)	May 31, 2025 USD ($) Segment	May 31, 2024 USD ($) Segment
Restructuring Cost and Reserve [Line Items]
Number of operating segments		1	1	1				1	1	1
Cash	$ 107	$ 107	$ 107				$ 2,398	$ 2,398	$ 2,398
Working capital deficit	64,800	$ 64,800	$ 64,800				151,200	$ 151,200	$ 151,200
Finance lease payments	74,915			$ 86,058	$ 89,500	$ 89,500	$ 114,743			$ 44,861
Operating lease payments						$ 21,000
Business combination equity funding	$ 15,800